Class P Shares | Goldman Sachs Global Income Fund
Goldman Sachs Global Income Fund—Summary
Investment Objective
The Goldman Sachs Global Income Fund (the “Fund”) seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P Shares Goldman Sachs Global Income Fund Class P
Management Fees	0.65%
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.78%
Expense Limitation	(0.10%)	[2]
Total Annual Fund Operating Expenses	0.68%	[3]
[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least July 29, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class P Shares | Goldman Sachs Global Income Fund | Class P Shares | USD ($)	69	239	423	957

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2018 was 172% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of fixed income securities of U.S. and foreign issuers. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will:
  Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars
  Have investments economically tied to at least three countries, including the United States
  Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations
The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers economically tied to each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest up to 10% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”).

The fixed income securities in which the Fund may invest include:
  Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and custodial receipts therefor
  Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities
  Corporate debt securities
  Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion
  Commercial paper
  Privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities
The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg Barclays Global Aggregate Bond (Gross, USD, Hedged) Index, plus or minus 2.5 years, and over the last five years ended June 30, 2018, the duration of the index has ranged between 6.17 and 7.10 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is generally comparable to that of a 6 year bond.

The Fund seeks a return in excess of its benchmark index, the Bloomberg Barclays Global Aggregate Bond Index.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Derivatives Risk.  The Fund’s use of forwards, interest rate futures, interest rate swaps, credit default swaps and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the yield and liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and also may result in short-term capital gains taxable to shareholders.

Sovereign Default Risk.  The issuer of the non-U.S. sovereign debt held by the Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2018 was –0.81% Best Quarter Q3‘ 09 +5.48% Worst Quarter Q3 ‘08 –2.13%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Average Annual Total Returns - Class P Shares - Goldman Sachs Global Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	[1]	2.68%	2.90%	4.15%	5.45%	Aug. 01, 1995
Institutional Shares | Returns After Taxes on Distributions	[1]	1.76%	1.07%	2.33%	3.15%	Aug. 01, 1995
Institutional Shares | Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.51%	1.40%	2.47%	3.28%	Aug. 01, 1995
Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (reflects no deduction for fees or expenses)		3.04%	3.05%	4.16%	5.47%
[1]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.